Document and Entity Information	Jul. 28, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2021
Entity Registrant Name	MOODY’S CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14037
Entity Tax Identification Number	13-3998945
Entity Address, Address Line One	7 World Trade Center at 250 Greenwich Street
Entity Address, Address Line Two	At 250 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	553-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001059556
Common Stock, par value $0.01 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MCO
Security Exchange Name	NYSE
1.75% Senior Notes Due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.75% Senior Notes Due 2027
Trading Symbol	MCO 27
Security Exchange Name	NYSE
0.950% Senior Notes Due 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.950% Senior Notes Due 2030
Trading Symbol	MCO 30
Security Exchange Name	NYSE